Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 8,515	$ 5,265		$ 4,403
Fair Value Measurements		629	152		599
Discount		(262)	(138)		(22)
Accrued Interest		482	146		22
Net Carrying Value		9,364	5,425		5,002
Less: current portion of long-term debt		(9,364)	(5,425)		(5,002)
Long-term debt, net of current portion
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		765	765		1,365
Fair Value Measurements
Discount
Accrued Interest		77	39			[1]
Net Carrying Value		842	804		1,365
Contingently Convertible Notes Payable Iincluding Accrued Interest At Fair Value [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		1,000	1,000		1,000
Fair Value Measurements		629	152		572
Discount
Accrued Interest		[2]		[2],[3]		[3]
Net Carrying Value		1,629	1,152		1,572
Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		5,750	2,500		500
Fair Value Measurements
Discount		(262)	(138)
Accrued Interest		405	107		22
Net Carrying Value		5,893	2,469		522
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		1,000	1,000		1,038
Fair Value Measurements
Discount
Accrued Interest
Net Carrying Value		$ 1,000	$ 1,000		1,038
Term Notes Payable Including Accrued Interest At Fair Value [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					500
Fair Value Measurements					27
Discount					(22)
Accrued Interest	[3]
Net Carrying Value					$ 505

[1]	Convertible notes payable issued with common stock in lieu of cash interest. See further discussion under Convertible Notes Payable section below.
[2]	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 3, Note 7, and applicable sections below.
[3]	Accrued interest is included in fair value measurements for contingently convertible notes payable and term notes payable, at fair value, as applicable, for the periods presented, respectively. See further disclosures under the fair value option of accounting in Note 2, Note 4, Note 8, and applicable sections below.